THE HARTFORD MIDCAP FUND
THE HARTFORD MIDCAP FUND

JANUARY 12, 2017

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED NOVEMBER 23, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

AND

THE HARTFORD MIDCAP FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

SUMMARY PROSPECTUS DATED MARCH 1, 2016.

This Supplement contains new and additional information regarding The Hartford MidCap Fund (the “Fund”) and should be read in connection with your Prospectus and Summary Prospectus.

1.                  Effective immediately, Hartford Funds Management Company, LLC (the “Investment Manager”) is revising the expense reimbursement arrangements for Class I shares of the Fund.

a.       Accordingly, under the heading “The Hartford MidCap Fund Summary Section – Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD MIDCAP FUND	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD MIDCAP FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Management fees	[1]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[1],[2]	0.19%	0.33%	0.16%	0.29%	0.25%	0.20%	0.14%	0.04%	0.04%
Administrative services fee	[1]	none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses	[1]	0.19%	0.33%	0.16%	0.29%	0.05%	0.05%	0.04%	0.04%	0.04%
Total annual fund operating expenses	[1]	1.16%	2.05%	1.88%	1.01%	1.47%	1.17%	0.86%	0.76%	0.76%
Fee waiver and/or expense reimbursement	[1],[3]	none	none	none	0.14%	none	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[3]	1.16%	2.05%	1.88%	0.87%	1.47%	1.17%	0.86%	0.76%	0.76%
[1]	Annual fund operating expenses have been restated to reflect current fees and expenses.
[2]	"Total other expenses" do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses were included, "Total other expenses" would have been as follows: 0.20% (Class A), 0.34% (Class B), 0.17% (Class C), 0.30% (Class I), 0.26% (Class R3), 0.21% (Class R4), 0.15% (Class R5), 0.05% (Class R6), and 0.05% (Class Y).
[3]	The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.37% (Class A), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5), and 0.85% (Class R6). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. These contractual arrangements will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. Effective January 12, 2017, the Investment Manager has contractually agreed to reimburse expenses on Class I shares of the Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.87%. This contractual arrangement will remain in effect until February 28, 2018.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

·          Your investment has a 5% return each year

·          The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

·          You reinvest all dividends and distributions

·          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD MIDCAP FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	662	898	1,153	1,881
Class B	708	943	1,303	2,151
Class C	291	591	1,016	2,201
Class I	89	308	544	1,224
Class R3	150	465	803	1,757
Class R4	119	372	644	1,420
Class R5	88	274	477	1,061
Class R6	78	243	422	942
Class Y	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - THE HARTFORD MIDCAP FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	662	898	1,153	1,881
Class B	208	643	1,103	2,151
Class C	191	591	1,016	2,201
Class I	89	308	544	1,224
Class R3	150	465	803	1,757
Class R4	119	372	644	1,420
Class R5	88	274	477	1,061
Class R6	78	243	422	942
Class Y	78	243	422	942